FORM  N-Q

           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number                   811-2287

Exact name of registrant as specified in charter     Valley Forge Fund, Inc.

Address of principal executive offices               1375 Anthony Wayne Dr
                                                     Wayne PA  19087

Name and address of agent for service                Bernard B. Klawans
                                                     1375 Anthony Wayne Dr
                                                     Wayne PA  19087

Registrants telephone number, including area code    610-688-6839

Date of fiscal year end:                             12/31/05

Date of reporting period:                            09/30/05


Item 1. Schedule of Investments.

                               VALLEY FORGE FUND
                   SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2005

COMMON STOCKS:                83.3%                  Shares               Value

 Basic Materials               3.9%
  Barrick Gold Corp (Canadian)                        8,000              232,000
  Coeur D'Alene Mines Corporation*                   13,000               54,860
  Peabody Energy                                      1,000               84,320
                                                                     ___________
                                                                       $ 371,180
 Communications               11.6%
  ADC Telecommunications *                           14,285              326,555
  AT&T Corp.                                         10,000              198,000
  Comcast Corp. New Class  A *                       20,000              587,600
                                                                     ___________
                                                                       1,112,155
 Consumer Orientated          27.3%
  Federal Argic Mtg Corp. Class C Non Voting         17,900              435,149
  The Home Depot Incorporated, Inc.                  10,000              381,400
  McDonalds Corp.                                    15,000              502,350
  Pep Boys - Manny, Moe & Jack                       20,000              276,800
  Supervalu Inc.                                     15,000              466,650
  Time Warner Inc. *                                 30,000          $   543,300
                                                                     ___________
                                                                       2,605,649
 Industrials                  19.3%
  Alexander & Baldwin Inc.                           10,000              532,400
  Duke Energy Corporation.                           10,000              291,700
  Hercules Incorporated *                            30,000              367,200
  General Electric Company                           10,000              336,700
  Granger (W. W.) Inc.                                5,000              314,600
                                                                     ___________
                                                                       1,542,600
 Manufacturing                 8.2%
  Abitibi Consolidated (Canadian)                    60,000              241,200
  Fedders Corp.                                      40,000               85,600
  Newell Rubbernaid Inc.                             20,000              453,000
                                                                     ___________
                                                                         779,800
 Technology                   13.0%
  Arrow Electrics *                                  10,000              313,400
  Cisco Systems *                                    30,000              537,600
  EMC Corporation *                                  30,000              388,800
                                                                      __________
                                                                       1,239,800
                                                                      __________
    Total Common Stocks               (Cost $8,488,093)               $7,951,184
                                                                      __________
SHORT TERM INVESTMENT:        24.0%
  Cash Less Debits                                                        10,768
  Commerce Bank Cert. of Dep 3.50% **                                  1,500,000
  Countrywide Money Market   3.10%                                        40,000
                                                                       _________
    Total Short-term Investment       (COST $ 1,550,768)              $1,550,768
                                                                     ___________
      Total Securities                (COST $10,226,611)              $9,501,952
                                                                     ===========
     * Non-income producing during the year      ** Redeemable upon request
                                      - 1 -



The following note is an integral part of this unaudited schedule of investments

                 NOTE TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005

Investment Transactions - Purchases and sales of investment securities (excluding short-term securities) for the nine months ended September 30, 2005 were $708,539 and $940,469 respectively.


Item 2. Controls and Procedures.

Bernard B. Klawans is the president of the Fund. He handles all financial matters of the Fund and has provided excellent internal control procedures to produce accuracy and safety in all financial matters involving Fund operations. He is also president and owner of the Investment Adviser, the Valley Forge Man-

                                      - 2 -



agement Corporation that has provided the function of Transfer Agent "pro bono" to the Fund. He has added the additional control of requiring the signatures of either the Treasureer, Sandra Texter or Ellen Klawans that holds no position in the Fund or Adviser as well as his on all checks issued by the Fund. Audi-tors have reviewed the Internal Control exercised by the Fund every year since it was installed as a filing requirement by the Securities & Exchange Commission and found it to be satisfactory for a small (less that 15 million dollars in total assets) fund.


Item 3. Exhibits.
                               CERTIFICATIONS

                    I, Bernard B. Klawans certify that:

1. I have prepared this report on Form N-Q of the Valley Forge Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. I, Mr. Klawans, am the certifying officer of the Fund. The Board, in view of the small size of the Fund, determined that clean operation by me for 33 years, the continuing history of certified audits and the auditors satisfaction as sta-ted in their statements of internal control exercised by the Fund, made it un-necessary to have more certifying officers. I,therefore, am responsible for es-tablishing and maintaining disclosure controls & procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

   a) Designed such disclosure controls and procedures, or cause such disclosure controls and procedures to be designed under my supervision, to ensure that material information relating to the registrant, including any consolidated subsidiaries, is made known to him by others within those entities, particu-larly during the period in which this report is being prepared;

   b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under my super-vision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

   c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report my conclusions about the effective-ness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

   d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. I have disclosed to the registrant's auditors;

   a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably

                                     - 3 -



   likely to adversly affect the registrrant's ability to record, process, summarize, and report financial information; and

   b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

   Date:                                                  10/12/05

                                                   /s/ Bernard B. Klawans
                                                       Bernard B. Klawans
                                                       Fund Certifying Officer


                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Invsstment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  Valley Forge Fund, Inc.

Date                                              10/12/045

By (Signature and Title)                      /s/ Sandra K. Texter
                                                  Sandra K. Texter
                                                  Chief Financial Officer

By (Signature and Title)                      /s/ Bernard B. Klawans
                                                  Bernard B. Klawans
                                                  President